Directors and senior management	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Directors and Senior Management	Directors and Senior Management

Remuneration of Directors of the Company

	$ million
	2022	2021	2020
Emoluments	12	12	6
Value of released awards under long-term incentive plans	7	5	6
Employer contributions to pension plans	1	1	1
Emoluments comprise salaries and fees, annual bonuses (for the period for which performance is assessed) and other benefits. The value of released awards under long-term incentive plans for the period is in respect of the performance period ending in that year. In 2022, retirement benefits were accrued in respect of qualifying services under defined benefit plans by one Director.
Further information on the remuneration of the Directors can be found in the Directors’ Remuneration Report on pages 166-170.

Directors and Senior Management expense

	$ million
	2022	2021	2020
Short-term benefits	33	27	14
Retirement benefits	2	3	3
Share-based compensation	17	16	17
Termination and related amounts	1	2	2
Total	53	48	36
Directors and Senior Management comprise members of the Executive Committee and the Non-executive Directors of the Company.
Short-term benefits comprise salaries and fees, annual bonuses delivered in cash and shares (for the period for which performance is assessed), other benefits and employer social security contributions.